Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue		$ 51,438,000	$ 79,950,000
General and administrative expenses	$ (151,415,000)
Gains/(losses) from operations
Loss on digital assets and digital asset ETPs		(1,877,339,000)	(179,106,000)
Gain on certificate liabilities		1,754,778,000	86,169,000
Other operating gains		109,430,000	115,403,000
Total (losses)/gains from operations		(13,131,000)	22,466,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)		7,706,000	8,787
Salaries and employee benefits		9,615,000	7,457
Share-based compensation		6,089,000	(171)
Professional fees		7,868,000	2,691
Marketing expense		3,335,000	2,225
Technology expense		2,545,000	2,057
Depreciation and amortization		2,164,000	1,409
Allowance for credit losses		(231,000)	(270)
Other general and administrative expenses		4,328,000	2,323
Total operating expenses		43,419,000	26,508
Operating (loss)/income		(5,112,000)	75,908,000
Other income (expenses)
(Loss)/gain on treasury digital assets		(15,398,000)	5,538,000
Fair value gain/(loss) on investments		1,099,000	(689,000)
Interest income		878,000	476,000
Interest expense		(5,089,000)	(2,976,000)
Unrealized foreign currency gain	5,000
(Loss)/income before income taxes		(23,622,000)	78,257,000
Income tax expense		(313,000)	(657,000)
Net (loss)/income	$ (151,410,000)	(23,935,000)	77,600,000
Other comprehensive (loss)/income
Foreign currency translation adjustment		(238,000)	1,501,000
Total comprehensive loss/income		$ (24,173,000)	$ 79,101,000
Loss per share, basic (in Dollars per share)	$ (1,442)	$ (0.19)	$ 0.64
Loss per share, diluted (in Dollars per share)	$ (1,442)	$ (0.19)	$ 0.62
Weighted average shares outstanding, basic (in Shares)	105	125,685,405	120,600,818
Weighted average shares outstanding, diluted (in Shares)	105	133,270,526	126,118,077
Net (loss)/income per share:
Basic	$ (1,442)	$ (0.19)	$ 0.64
Diluted	$ (1,442)	$ (0.19)	$ 0.62
Weighted average of ordinary shares used to compute net income per share:
Basic	105	125,685,405	120,600,818
Diluted	105	133,270,526	126,118,077
CoinShares International Limited
Revenue				$ 165,677,000	$ 155,540,000	$ 87,711,000
Gains/(losses) from operations
Loss on digital assets and digital asset ETPs				(982,773,000)	2,933,410,000	1,744,803,000
Gain on certificate liabilities				802,747,000	(2,910,985,000)	(1,703,465,000)
Other operating gains				211,999,000	19,835,000	(28,366,000)
Total (losses)/gains from operations				31,973,000	42,260,000	12,972,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)				20,189,000	15,209,000	7,092,000
Salaries and employee benefits				19,521,000	21,737,000	13,316,000
Share-based compensation				2,839,000	12,369,000	1,261,000
Professional fees				9,870,000	4,655,000	4,497,000
Marketing expense				5,291,000	5,471,000	3,219,000
Technology expense				4,474,000	2,738,000	2,404,000
Depreciation and amortization				3,143,000	3,022,000	3,993,000
Allowance for credit losses				(1,142,000)	1,902,000
Other general and administrative expenses				6,474,000	5,686,000	3,628,000
Total operating expenses				70,659,000	72,789,000	39,410,000
Operating (loss)/income				126,991,000	125,011,000	61,273,000
Other income (expenses)
Income from sale of FTX claim					36,816,000
(Loss)/gain on treasury digital assets				(4,685,000)	3,493,000
Fair value gain/(loss) on investments				(1,574,000)	997,000	16,002,000
Impairment of equity method investment					(74,000)	(270,000)
Interest income				1,793,000	8,495,000	7,975,000
Interest expense				(7,804,000)	(11,355,000)	(8,510,000)
(Loss)/income before income taxes				114,721,000	163,383,000	76,470,000
Income tax expense				449,000	935,000	715,000
Net (loss)/income				114,272,000	162,448,000	75,755,000
Other comprehensive (loss)/income
Foreign currency translation adjustment				1,713,000	4,109,000	(12,148,000)
Total comprehensive loss/income				$ 115,985,000	$ 166,557,000	$ 63,607,000
Loss per share, basic (in Dollars per share)				$ 1.74	$ 2.44	$ 1.13
Loss per share, diluted (in Dollars per share)				$ 1.74	$ 2.42	$ 1.1
Weighted average shares outstanding, basic (in Shares)				65,831,201	66,543,318	67,282,937
Weighted average shares outstanding, diluted (in Shares)				65,831,201	67,122,760	68,968,578
Net (loss)/income per share:
Basic				$ 1.74	$ 2.44	$ 1.13
Diluted				$ 1.74	$ 2.42	$ 1.1
Weighted average of ordinary shares used to compute net income per share:
Basic				65,831,201	66,543,318	67,282,937
Diluted				65,831,201	67,122,760	68,968,578